REINSURANCE - Schedule of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 16, 2024	Jul. 01, 2024
Premiums earned:
Gross amounts, including reinsurance assumed	$ 5,820	$ 9,869	$ 5,430
Reinsurance ceded	(1,333)	(1,602)	(1,293)
Net amount	4,487	8,267	4,137
Other policy revenue:
Gross amounts, including reinsurance assumed	1,106	902	413
Reinsurance ceded	(316)	(121)	0
Net amount	790	781	413
Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	(5,725)	(11,432)	(4,769)
Reinsurance ceded	1,236	3,270	830
Net amount	(4,489)	(8,162)	(3,939)
Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	(2,331)	(2,253)	(900)
Reinsurance ceded	259	379	213
Net amount	(2,072)	(1,874)	(687)
Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	(800)	(184)	156
Reinsurance ceded	75	77	10
Net amount	(725)	(107)	$ 166
Effects of Reinsurance [Line Items]
Reinsurance recoverables and deposit assets	12,151	13,195
Investments	110,044	92,966
Future policy benefits	16,249	14,088
Reinsurance funds withheld	1,435	1,517
Insurance liabilities	$ 1,419	$ 1,502
Subsidiary
Effects of Reinsurance [Line Items]
Reinsurance recoverables and deposit assets					$ 3,300
Subsidiary | American Equity Investment Life Holdings
Effects of Reinsurance [Line Items]
Investments				$ 1,300
Future policy benefits				$ 1,300